Performance Management	Jan. 31, 2025
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class Y shares of the Fund (which has not yet begun operations, and therefore has no performance history) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’23,	7.58%	Lowest Quarter:	1Q ’22,	–6.19%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	7.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(6.19%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class I	Return Before Taxes	0.80%	-0.24%	1.44%
	Return After Taxes on Distributions	-0.93%	-1.73%	0.01%
	Return After Taxes on Distributions and Sales of Fund Shares	0.47%	-0.77%	0.51%
Class R5	Return Before Taxes	0.72%	-0.34%	1.35%
Service Class	Return Before Taxes	0.64%	-0.44%	1.23%
Administrative Class	Return Before Taxes	0.53%	-0.55%	1.14%
Class R4	Return Before Taxes	0.29%	-0.71%	0.98%
Class A	Return Before Taxes	-3.95%	-1.66%	0.46%
Class R3	Return Before Taxes	0.14%	-0.95%	0.74%
Class Y	Return Before Taxes	0.72%	-0.34%	1.35%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.35%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Value Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	16.46%	Lowest Quarter:	1Q ’20,	–27.50%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	16.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(27.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	17.25%	9.86%	9.23%
	Return After Taxes on Distributions	8.14%	6.43%	5.97%
	Return After Taxes on Distributions and Sales of Fund Shares	15.66%	7.39%	6.76%
Class I	Return Before Taxes	17.29%	9.96%	9.33%
Service Class	Return Before Taxes	17.11%	9.75%	9.12%
Administrative Class	Return Before Taxes	16.90%	9.63%	9.01%
		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	16.80%	9.47%	8.85%
Class A	Return Before Taxes	10.25%	8.14%	8.13%
Class R3	Return Before Taxes	16.56%	9.20%	8.58%
Class Y	Return Before Taxes	17.27%	9.87%	9.23%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		14.37%	8.68%	8.49%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MM S&P 500 Index Fund | MM S&P 500 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Service Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	20.38%	Lowest Quarter:	1Q ’20,	–19.59%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(19.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	24.43%	14.11%	12.69%
	Return After Taxes on Distributions	17.51%	9.77%	9.18%
	Return After Taxes on Distributions and Sales of Fund Shares	19.66%	10.61%	9.58%
Class I	Return Before Taxes	24.74%	14.39%	12.97%
Class R5	Return Before Taxes	24.68%	14.28%	12.86%
Administrative Class	Return Before Taxes	24.35%	14.00%	12.57%
Class R4	Return Before Taxes	24.15%	13.83%	12.41%
Class A	Return Before Taxes	17.22%	12.45%	11.67%
Class R3	Return Before Taxes	23.88%	13.55%	12.13%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Index). The Fund’s name and investment strategy changed on March 28, 2017. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’22,	13.26%	Lowest Quarter:	1Q ’20,	–19.57%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	13.26%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(19.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	9.77%	9.33%	10.03%
	Return After Taxes on Distributions	6.86%	6.87%	6.80%
	Return After Taxes on Distributions and Sales of Fund Shares	7.94%	7.13%	7.18%
Class I	Return Before Taxes	9.79%	9.43%	10.14%
Service Class	Return Before Taxes	9.59%	9.20%	9.91%
Administrative Class	Return Before Taxes	9.47%	9.10%	9.80%
Class R4	Return Before Taxes	9.30%	8.94%	9.64%
Class A	Return Before Taxes	3.25%	7.61%	8.92%

		One Year	Five Years	Ten Years
Class R3	Return Before Taxes	9.04%	8.66%	9.37%
Class Y	Return Before Taxes	9.73%	9.31%	10.02%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)		25.02%	14.53%	13.10%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		24.51%	14.28%	12.87%

(1)
Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Growth Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	25.97%	Lowest Quarter:	2Q ’22,	–24.21%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	25.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(24.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	35.13%	16.06%	15.51%
	Return After Taxes on Distributions	31.07%	12.21%	12.55%
	Return After Taxes on Distributions and Sales of Fund Shares	23.28%	12.07%	12.08%
Class I	Return Before Taxes	35.25%	16.17%	15.63%
Service Class	Return Before Taxes	34.96%	15.93%	15.39%
Administrative Class	Return Before Taxes	34.78%	15.81%	15.28%
Class R4	Return Before Taxes	34.62%	15.65%	15.11%
Class A	Return Before Taxes	27.14%	14.24%	14.35%
Class R3	Return Before Taxes	34.28%	15.37%	14.83%
Class Y	Return Before Taxes	35.06%	16.06%	15.51%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		33.36%	18.96%	16.78%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Value Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	34.40%	Lowest Quarter:	1Q ’20,	–37.08%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	34.40%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(37.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	9.79%	7.77%	6.90%
	Return After Taxes on Distributions	9.48%	5.86%	4.18%
	Return After Taxes on Distributions and Sales of Fund Shares	6.04%	5.78%	4.72%
Class I	Return Before Taxes	9.79%	7.87%	7.00%
Service Class	Return Before Taxes	9.67%	7.64%	6.78%
Administrative Class	Return Before Taxes	9.50%	7.56%	6.68%
Class R4	Return Before Taxes	9.30%	7.37%	6.51%
Class A	Return Before Taxes	3.30%	6.08%	5.82%
Class R3	Return Before Taxes	8.96%	7.11%	6.25%
Class Y	Return Before Taxes	9.69%	7.75%	6.89%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		8.05%	7.29%	7.14%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Growth Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	28.62%	Lowest Quarter:	1Q ’20,	–23.01%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	28.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(23.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	11.29%	7.88%	10.07%
	Return After Taxes on Distributions	7.95%	4.94%	7.69%
	Return After Taxes on Distributions and Sales of Fund Shares	9.25%	5.96%	7.83%
Class I	Return Before Taxes	11.38%	7.98%	10.19%
Service Class	Return Before Taxes	11.17%	7.77%	9.97%
Administrative Class	Return Before Taxes	11.08%	7.66%	9.86%
Class R4	Return Before Taxes	10.96%	7.50%	9.69%
Class A	Return Before Taxes	4.80%	6.19%	8.97%
Class R3	Return Before Taxes	10.60%	7.23%	9.42%
Class Y	Return Before Taxes	11.29%	7.88%	10.07%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)		22.10%	11.47%	11.54%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Growth Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	32.50%	Lowest Quarter:	1Q ’20,	–23.96%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	32.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(23.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	15.37%	9.16%	10.01%
	Return After Taxes on Distributions	14.07%	7.14%	7.44%
	Return After Taxes on Distributions and Sales of Fund Shares	10.12%	6.95%	7.40%
Class I	Return Before Taxes	15.53%	9.28%	10.12%
Service Class	Return Before Taxes	15.23%	9.06%	9.90%
Administrative Class	Return Before Taxes	15.16%	8.95%	9.79%
Class R4	Return Before Taxes	14.90%	8.78%	9.63%
Class A	Return Before Taxes	8.53%	7.47%	8.91%
Class R3	Return Before Taxes	14.73%	8.53%	9.37%
Class Y	Return Before Taxes	15.30%	9.15%	10.00%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
	One Year	Five Years	Ten Years
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.15%	6.86%	8.09%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Overseas Fund | MassMutual Overseas Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1,
5, and 10 years compare with those of a broad measure of market performance. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	20.39%	Lowest Quarter:	1Q ’20 ,	–26.64%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.39%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(26.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	0.46%	4.56%	5.36%
	Return After Taxes on Distributions	-0.75%	3.33%	4.19%
	Return After Taxes on Distributions and Sales of Fund Shares	1.52%	3.67%	4.21%
Class I	Return Before Taxes	0.57%	4.67%	5.47%
Service Class	Return Before Taxes	0.49%	4.47%	5.26%

		One Year	Five Years	Ten Years
Administrative Class	Return Before Taxes	0.23%	4.35%	5.15%
Class R4	Return Before Taxes	0.13%	4.20%	4.99%
Class A	Return Before Taxes	-5.39%	2.94%	4.30%
Class R3	Return Before Taxes	-0.19%	3.93%	4.72%
Class Y	Return Before Taxes	0.58%	4.57%	5.36%
MSCI EAFE Index (reflects no deduction for fees or expenses)		3.82%	4.73%	5.20%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price International Equity Fund | MassMutual Select T. Rowe Price International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	18.16%	Lowest Quarter:	1Q ’20,	–24.51%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	18.16%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(24.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/09/18)
Class I	Return Before Taxes	5.03%	4.24%	3.93%
	Return After Taxes on Distributions	3.08%	3.29%	3.15%
	Return After Taxes on Distributions and Sales of Fund Shares	4.57%	3.28%	3.08%
MSCI ACWI ex USA (reflects no deduction for fees or expenses)		5.53%	4.10%	4.80%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index). The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	8.47%	Lowest Quarter:	2Q ’22,	–7.69%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	8.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(7.69%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	4.41%	2.43%	3.40%
	Return After Taxes on Distributions	3.05%	0.80%	1.89%
	Return After Taxes on Distributions and Sales of Fund Shares	2.67%	1.35%	2.12%
Class I	Return Before Taxes	4.51%	2.56%	3.51%
Service Class	Return Before Taxes	4.31%	2.35%	3.31%
Administrative Class	Return Before Taxes	4.18%	2.24%	3.21%
Class R4	Return Before Taxes	4.01%	2.07%	3.04%
Class A	Return Before Taxes	-1.70%	0.86%	2.37%
Class R3	Return Before Taxes	3.75%	1.83%	2.79%
Class Y	Return Before Taxes	4.54%	2.43%	3.41%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.35%
Lipper Balanced Fund Index (reflects no deduction for taxes)		10.83%	6.80%	6.78%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index). The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	11.79%	Lowest Quarter:	1Q ’20,	–11.58%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	11.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(11.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	6.95%	4.33%	5.25%
	Return After Taxes on Distributions	5.42%	2.53%	3.40%
	Return After Taxes on Distributions and Sales of Fund Shares	4.41%	2.89%	3.61%
Class I	Return Before Taxes	7.06%	4.47%	5.35%
Service Class	Return Before Taxes	6.89%	4.25%	5.14%
Administrative Class	Return Before Taxes	6.87%	4.15%	5.04%
Class R4	Return Before Taxes	6.50%	3.98%	4.87%
Class A	Return Before Taxes	0.69%	2.74%	4.19%
Class R3	Return Before Taxes	6.23%	3.71%	4.62%
Class Y	Return Before Taxes	7.06%	4.36%	5.26%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)		1.25%	-0.33%	1.35%
Lipper Balanced Fund Index (reflects no deduction for taxes)		10.83%	6.80%	6.78%
	One Year	Five Years	Ten Years
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index). The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	14.78%	Lowest Quarter:	1Q ’20,	–15.86%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	14.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(15.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	9.53%	6.56%	6.99%
	Return After Taxes on Distributions	7.53%	4.33%	4.72%
	Return After Taxes on Distributions and Sales of Fund Shares	6.51%	4.65%	4.98%
Class I	Return Before Taxes	9.78%	6.68%	7.09%
Service Class	Return Before Taxes	9.47%	6.47%	6.88%
Administrative Class	Return Before Taxes	9.33%	6.35%	6.77%
Class R4	Return Before Taxes	9.10%	6.20%	6.61%
Class A	Return Before Taxes	3.08%	4.90%	5.91%
Class R3	Return Before Taxes	8.96%	5.94%	6.35%
Class Y	Return Before Taxes	9.66%	6.57%	6.99%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Lipper Balanced Fund Index (reflects no deduction for taxes)		10.83%	6.80%	6.78%

	One Year	Five Years	Ten Years
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index). The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	16.93%	Lowest Quarter:	1Q ’20,	–18.60%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	16.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(18.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	12.17%	8.11%	8.06%
	Return After Taxes on Distributions	9.84%	5.87%	5.79%
	Return After Taxes on Distributions and Sales of Fund Shares	8.50%	5.98%	5.91%
Class I	Return Before Taxes	12.31%	8.19%	8.17%
Service Class	Return Before Taxes	12.15%	7.99%	7.95%
Administrative Class	Return Before Taxes	11.88%	7.88%	7.83%
Class R4	Return Before Taxes	11.77%	7.71%	7.67%
		One Year	Five Years	Ten Years
Class A	Return Before Taxes	5.65%	6.41%	6.97%
Class R3	Return Before Taxes	11.41%	7.42%	7.41%
Class Y	Return Before Taxes	12.16%	8.11%	8.07%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Lipper Balanced Fund Index (reflects no deduction for taxes)		10.83%	6.80%	6.78%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date Retirement Income Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	11.72%	Lowest Quarter:	1Q ’20,	–10.95%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	11.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(10.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	8.01%	4.87%	5.14%
	Return After Taxes on Distributions	6.39%	2.72%	3.24%
	Return After Taxes on Distributions and Sales of Fund Shares	4.89%	3.17%	3.44%
Class M5	Return Before Taxes	7.95%	4.72%	5.00%
Class M4	Return Before Taxes	7.67%	4.45%	4.73%
Class M3	Return Before Taxes	7.33%	4.19%	4.46%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)		1.25%	-0.33%	1.32%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)		6.54%	3.62%	4.18%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement

Income Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date Retirement Income Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	11.41%	Lowest Quarter:	1Q ’20,	–10.42%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	11.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(10.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	8.31%	4.80%	5.11%
	Return After Taxes on Distributions	6.53%	2.41%	3.03%
	Return After Taxes on Distributions and Sales of Fund Shares	5.08%	3.07%	3.39%
Class M5	Return Before Taxes	8.16%	4.65%	4.94%
Class M4	Return Before Taxes	7.81%	4.37%	4.67%
Class M3	Return Before Taxes	7.68%	4.12%	4.43%
	One Year	Five Years	Since Inception (02/16/18)
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)	1.25%	-0.33%	1.32%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	6.54%	3.62%	4.18%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2010 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	12.24%	Lowest Quarter:	1Q ’20,	–11.43%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	12.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(11.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	8.69%	5.13%	5.40%
	Return After Taxes on Distributions	7.08%	2.98%	3.46%
	Return After Taxes on Distributions and Sales of Fund Shares	5.31%	3.40%	3.67%
Class M5	Return Before Taxes	8.57%	4.98%	5.25%
Class M4	Return Before Taxes	8.25%	4.71%	4.99%
Class M3	Return Before Taxes	7.98%	4.45%	4.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)		1.25%	-0.33%	1.32%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)	6.74%	4.17%	4.62%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2015 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	13.18%	Lowest Quarter:	1Q ’20,	–12.49%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	13.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(12.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	9.00%	5.49%	5.69%
	Return After Taxes on Distributions	7.42%	3.36%	3.79%
	Return After Taxes on Distributions and Sales of Fund Shares	5.51%	3.72%	3.93%
Class M5	Return Before Taxes	8.86%	5.34%	5.54%
Class M4	Return Before Taxes	8.54%	5.08%	5.27%
Class M3	Return Before Taxes	8.23%	4.81%	5.00%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)		1.25%	-0.33%	1.32%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	7.25%	4.56%	4.94%

(1)
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2020 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	14.53%	Lowest Quarter:	1Q ’20,	–14.19%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	14.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(14.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	9.31%	5.84%	6.01%
	Return After Taxes on Distributions	7.72%	3.53%	4.00%
	Return After Taxes on Distributions and Sales of Fund Shares	5.71%	4.00%	4.21%
Class M5	Return Before Taxes	9.11%	5.66%	5.84%
Class M4	Return Before Taxes	8.87%	5.41%	5.58%
Class M3	Return Before Taxes	8.62%	5.15%	5.32%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	13.07%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	8.09%	4.88%	5.22%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2025 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	16.02%	Lowest Quarter:	1Q ’20,	–15.81%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	16.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(15.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	9.88%	6.41%	6.47%
	Return After Taxes on Distributions	8.39%	4.15%	4.55%
	Return After Taxes on Distributions and Sales of Fund Shares	6.06%	4.49%	4.63%
Class M5	Return Before Taxes	9.69%	6.25%	6.31%
Class M4	Return Before Taxes	9.48%	6.00%	6.06%
Class M3	Return Before Taxes	9.17%	5.72%	5.78%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	13.07%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	8.44%	5.55%	5.77%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2030 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	17.42%	Lowest Quarter:	1Q ’20,	–17.28%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	17.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(17.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	10.89%	7.15%	7.04%
	Return After Taxes on Distributions	9.40%	4.93%	5.18%
	Return After Taxes on Distributions and Sales of Fund Shares	6.74%	5.13%	5.14%
Class M5	Return Before Taxes	10.67%	6.96%	6.86%
Class M4	Return Before Taxes	10.39%	6.70%	6.60%
Class M3	Return Before Taxes	10.21%	6.44%	6.34%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	13.07%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	9.90%	6.46%	6.50%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2035 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	18.45%	Lowest Quarter:	1Q ’20,	–18.45%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	18.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(18.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	12.02%	7.94%	7.63%
	Return After Taxes on Distributions	10.14%	5.79%	5.86%
	Return After Taxes on Distributions and Sales of Fund Shares	7.87%	5.83%	5.69%
Class M5	Return Before Taxes	11.86%	7.75%	7.46%
Class M4	Return Before Taxes	11.59%	7.49%	7.19%
Class M3	Return Before Taxes	11.28%	7.22%	6.92%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	13.07%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	11.38%	7.44%	7.25%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2040 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	19.34%	Lowest Quarter:	1Q ’20,	–19.46%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	19.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(19.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	13.30%	8.67%	8.17%
	Return After Taxes on Distributions	9.92%	6.22%	6.21%
	Return After Taxes on Distributions and Sales of Fund Shares	9.78%	6.43%	6.16%
Class M5	Return Before Taxes	13.07%	8.48%	8.00%
Class M4	Return Before Taxes	12.81%	8.21%	7.72%
Class M3	Return Before Taxes	12.55%	7.94%	7.46%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	13.07%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	12.87%	8.27%	7.90%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2045 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	20.08%	Lowest Quarter:	1Q ’20,	–20.25%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(20.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	14.07%	9.17%	8.56%
	Return After Taxes on Distributions	11.44%	6.95%	6.78%
	Return After Taxes on Distributions and Sales of Fund Shares	9.77%	6.87%	6.50%
Class M5	Return Before Taxes	13.91%	8.97%	8.37%
Class M4	Return Before Taxes	13.63%	8.70%	8.10%
Class M3	Return Before Taxes	13.30%	8.42%	7.83%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	13.07%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	13.58%	8.75%	8.25%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2050 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	20.06%	Lowest Quarter:	1Q ’20,	–20.28%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(20.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	14.38%	9.26%	8.63%
	Return After Taxes on Distributions	11.03%	6.91%	6.76%
	Return After Taxes on Distributions and Sales of Fund Shares	10.49%	6.93%	6.56%
Class M5	Return Before Taxes	14.12%	9.07%	8.45%
Class M4	Return Before Taxes	13.86%	8.80%	8.18%
Class M3	Return Before Taxes	13.53%	8.52%	7.90%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	13.07%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	14.30%	9.06%	8.48%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2055 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	20.09%	Lowest Quarter:	1Q ’20,	–20.31%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(20.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	14.39%	9.26%	8.62%
	Return After Taxes on Distributions	11.67%	7.11%	6.90%
	Return After Taxes on Distributions and Sales of Fund Shares	10.04%	6.94%	6.56%
Class M5	Return Before Taxes	14.20%	9.07%	8.44%
Class M4	Return Before Taxes	13.92%	8.79%	8.16%
Class M3	Return Before Taxes	13.65%	8.53%	7.90%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	13.07%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	14.32%	9.11%	8.51%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2060 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	20.03%	Lowest Quarter:	1Q ’20,	–20.22%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(20.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	14.40%	9.27%	8.62%
	Return After Taxes on Distributions	12.72%	7.51%	7.17%
	Return After Taxes on Distributions and Sales of Fund Shares	9.26%	6.99%	6.58%
Class M5	Return Before Taxes	14.22%	9.07%	8.44%
Class M4	Return Before Taxes	13.88%	8.80%	8.17%
Class M3	Return Before Taxes	13.63%	8.53%	7.90%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	13.07%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)	14.44%	9.14%	8.56%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2065+ Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’23,	10.31%	Lowest Quarter:	3Q ’23,	–3.17%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	10.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(3.17%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Since Inception (02/01/23)
Class I	Return Before Taxes	14.21%	13.37%
	Return After Taxes on Distributions	10.54%	11.19%
	Return After Taxes on Distributions and Sales of Fund Shares	9.53%	9.81%
Class M5	Return Before Taxes	14.05%	13.18%
Class M4	Return Before Taxes	13.77%	12.86%
Class M3	Return Before Taxes	13.54%	12.61%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	21.79%
	One Year	Since Inception (02/01/23)
S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)	14.83%	14.07%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Select T. Rowe Price Bond Asset Fund | MassMutual Select T. Rowe Price Bond Asset Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’23,	6.46%	Lowest Quarter:	2Q ’22,	–5.73%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	6.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(5.73%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/09/18)
Class I	Return Before Taxes	2.39%	-0.06%	1.33%
	Return After Taxes on Distributions	0.70%	-1.55%	-0.16%
	Return After Taxes on Distributions and Sales of Fund Shares	1.42%	-0.62%	0.43%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.27%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MassMutual Select T. Rowe Price Large Cap Blend Fund | MassMutual Select T. Rowe Price Large Cap Blend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	22.13%	Lowest Quarter:	1Q ’20,	–19.88%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	22.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(19.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/09/18)
Class I	Return Before Taxes	24.07%	13.49%	12.95%
	Return After Taxes on Distributions	18.26%	10.58%	10.77%
	Return After Taxes on Distributions and Sales of Fund Shares	17.81%	10.22%	10.11%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)(1)		25.02%	14.53%	14.62%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		24.51%	14.28%	14.38%

(1)
Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MassMutual Select T. Rowe Price Real Assets Fund | MassMutual Select T. Rowe Price Real Assets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	19.49%	Lowest Quarter:	1Q ’20,	–27.26%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	19.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(27.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/09/18)
Class I	Return Before Taxes	0.77%	5.50%	5.91%
	Return After Taxes on Distributions	-1.11%	3.96%	4.58%
	Return After Taxes on Distributions and Sales of Fund Shares	1.11%	4.04%	4.41%
MSCI ACWI (reflects no deduction for fees or expenses)		17.49%	10.06%	9.73%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2500 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	26.81%	Lowest Quarter:	1Q ’20,	–24.29%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	26.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(24.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (02/09/18)
Class I	Return Before Taxes	11.75%	9.84%	10.62%
	Return After Taxes on Distributions	6.20%	7.02%	8.36%
	Return After Taxes on Distributions and Sales of Fund Shares	10.50%	7.44%	8.21%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	13.96%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)		12.00%	8.77%	9.23%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)